Restricted cash	12 Months Ended
Dec. 31, 2016
Restricted Cash and Investments [Abstract]
Restricted cash	Restricted cash Short term restricted cash of $5.2 million and $6.5 million at December 31, 2016 and 2015, respectively, mainly relates to tax withholding deposits.